Share capital - Additional Information (Details) ¥ / shares in Units, ¥ in Thousands				12 Months Ended
	Dec. 14, 2018 $ / shares shares	Nov. 15, 2018 CNY (¥)	Apr. 14, 2017 CNY (¥)	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2019 $ / shares shares	Nov. 19, 2018 shares	Nov. 15, 2018 $ / shares shares	Jan. 26, 2018 $ / shares shares	Dec. 31, 2017 shares
Share Capital [Line Items]
Common stock, shares authorized										24,982,901,300
Common stock, par value (in dollars per share) | $ / shares									$ 0.000002
Common stock, share issued									48,392,050	48,392,050
Common stock, share outstanding										48,392,050
Dividend payment | ¥			¥ 32,228	¥ 23,624
Date of dividend declared			Apr. 14, 2017
Common Stock, Voting Rights				The rights of the holders of Class A and Class B ordinary shares are identical, except with respect to voting and conversion rights. Each share of Class A ordinary shares is entitled to one vote per share and is not convertible into Class B ordinary shares under any circumstances. Each share of Class B ordinary shares is entitled to five vote per share and is convertible into one Class A ordinary share at any time by the holder thereof
Underwriter
Share Capital [Line Items]
Issuance of ADS to underwriters on exercise of options	456,427
Exercise price per ADS | $ / shares	$ 10.00
IPO
Share Capital [Line Items]
Deferred initial public offer cost | ¥		¥ 25,528
Over-Allotment Option
Share Capital [Line Items]
Proceeds from IPO | ¥		¥ 311,931
Series A preferred shares
Share Capital [Line Items]
Dividend payment | ¥				¥ 4,602
Date of dividend declared				Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares				¥ 0.50
Series A+ preferred shares
Share Capital [Line Items]
Dividend payment | ¥				¥ 920
Date of dividend declared				Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares				¥ 0.50
Series B preferred shares
Share Capital [Line Items]
Dividend payment | ¥				¥ 1,534
Date of dividend declared				Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares				¥ 0.50
Series C redeemable convertible preferred shares
Share Capital [Line Items]
Dividend payment | ¥				¥ 1,548
Date of dividend declared				Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares				¥ 0.50
Class A ordinary shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | $ / shares					$ 0.000002	$ 0.000002
Common stock, share issued				35,390,055	35,375,777	35,390,055
Common stock, share outstanding				35,390,055	35,375,777	35,390,055
Issuance of ADS to underwriters on exercise of options					4,956,427
Class A ordinary shares | Underwriter
Share Capital [Line Items]
Issuance of ADS to underwriters on exercise of options	456,427
Class A ordinary shares | IPO
Share Capital [Line Items]
Common stock, share issued				13,320,650		13,320,650
Common stock, share outstanding				13,320,650		13,320,650
Number of convertible preferred shares							17,098,700
Class B ordinary shares
Share Capital [Line Items]
Common stock, par value (in dollars per share) | $ / shares						$ 0.000002
Common stock, share issued				35,071,400		35,071,400
Common stock, share outstanding				35,071,400	35,071,400	35,071,400
Common Stock
Share Capital [Line Items]
Dividend payment | ¥				¥ 23,624
Date of dividend declared				Apr. 14, 2017
Dividends payable, amount per share (in dollars per share) | ¥ / shares				¥ 0.50
Common Stock | Class A ordinary shares | IPO
Share Capital [Line Items]
Common stock, share issued								4,500,000
Exercise price per ADS | $ / shares								$ 10.00